Common Stock	12 Months Ended
Dec. 31, 2018
Common Stock

8. Common Stock

On June 6, 2018, the Company effected a one-for-2.58398 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s Preferred Stock. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

On June 25, 2018, the Company completed its IPO pursuant to which it issued and sold 6,666,667 shares of common stock at a public offering price of $15.00 per share, resulting in net proceeds of $89.9 million, after deducting underwriting discounts and commissions and other offering expenses. Upon the closing of the IPO, the Company’s outstanding redeemable convertible preferred stock automatically converted into shares of common stock.

In 2017 and 2016, the Company issued 218,654 and 4,377,280 shares, respectively, of restricted stock to employees and consultants of the Company. Unvested shares of restricted stock may not be sold or transferred by the holder. These restrictions lapse according to the vesting conditions of each award (see Note 9). The Company issued 193,498 shares of common stock to two investors in exchange for consulting services (see Note 14). In 2016, the Company issued 385,063 shares of common stock in connection with a license agreement (see Note 11).

As of December 31, 2018, the Company’s amended and restated certificate of incorporation authorizes the Company to issue 150,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share.

As of December 31, 2017, the Company’s Certificate of Incorporation authorized the Company to issue 70,000,000 shares of common stock, $0.001 par value. In connection with the Series C Preferred Stock purchase agreement, the Company’s Certificate of Incorporation was amended and restated to increase the number of common stock authorized from 70,000,000 to 85,000,000 shares.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are not entitled to receive dividends unless declared by the board of directors.